MARKETABLE SECURITIES (Schedule of Investments, by Contractual Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost
Matures up to one year	$ 94	$ 126
Matures after one year through five years	34	12
Matures after five years	8
Total	136	138
Fair market value
Matures up to one year	94	121
Matures after one year through five years	34	13
Matures after five years	8
Total	$ 136	$ 134